Annual Total Returns[BarChart] - PIMCO RAE Emerging Markets Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(19.01%)	19.40%	(4.18%)	(1.85%)	(23.44%)	32.50%	29.34%	(12.65%)	13.69%	0.87%